SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties		$ 12,135